Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2020
Trade and other payables
Schedule of trade and other payables

	2020	2019
	£’000	£’000
Trade payables	155,983	196,644
Other payables	8,526	4,689
Accrued expenses	70,638	94,381
Social security and other taxes	32,268	13,855
	267,415	309,569
Less: non-current portion
Trade payables	50,065	77,438
Other payables	1,257	1,745
Non-current trade and other payables	51,322	79,183
Current trade and other payables	216,093	230,386